Intangible assets, net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 8. Intangible assets, net

Gross carrying values and accumulated amortization of intangible assets:

	June 30, 2024				December 31, 2023
		Gross			Gross
	Useful	Carrying	Accumulated		Carrying	Accumulated
	Life	Amount	Amortization	Net	Amount	Amortization	Net
Amortizing intangible assets
Customer relationships	6 years	$1,350,000	$(1,118,889)	$231,111	$1,350,000	$(1,006,389)	$343,611
Trade name	6 years	2,550,000	(1,698,265)	851,735	2,550,000	(1,555,925)	994,075
Technology	6 years	3,050,000	(2,467,278)	582,722	3,050,000	(2,257,205)	792,795
Software agreements	6 years	14,450,000	(10,092,500)	4,357,500	14,450,000	(8,791,944)	5,658,056
Gaming license	6 years	4,020,000	(2,010,000)	2,010,000	4,020,000	(1,675,000)	2,345,000
Internally developed software	2 - 10 years	2,904,473	(861,169)	2,043,304	2,192,050	(737,053)	2,167,420
Domain name	15 years	6,935,000	(1,785,250)	5,149,750	6,935,000	(1,554,083)	5,380,917
		$35,259,473	$(20,033,351)	$15,226,071	$34,547,050	$(17,577,599)	$17,681,874

Amortization expense with respect to intangible assets for the three months ended June 30, 2024 and 2023 totaled $1,327,914 and $1,381,536, respectively, and for the six months ended June 30, 2024 and 2023 totaled $2,610,050 and $2,762,567, respectively, which is included in depreciation and amortization in the Statements of Operations. The Company determined that there was an impairment of long-lived assets of $412,450 during the year ended December 31, 2022, which relates to a project no longer being pursued by the Company. In connection with the annual review of goodwill and intangibles for the year ended December 31, 2023, the Company determined that it was necessary to write down goodwill by $5,650,000 for TinBu and $1,060,200 for Global Gaming. The total impairment charges related to goodwill were $6,710,200 for the year ended December 31, 2023. It was also determined that there was impairment of certain intangible assets related to Global Gaming. As a result, for the year ended December 31, 2023 the Company recorded impairment charges of $488,300 to trade names and trademarks and $311,500 to technology acquired from Global Gaming. The total impairment charges to intangible assets for the year ended December 31, 2023 were $798,800.

Estimated amortization expense for years of useful life remaining is as follows:

Years ending December 31,	Amount
2024	$3,461,286
2025	4,509,655
2026	1,557,322
2027	692,380
Thereafter	5,005,428
$15,226,071

The Company had software development costs of $476,850 related to projects not placed in service as of both June 30, 2024 and December 31, 2023, which is included in intangible assets in the Company’s consolidated balance sheets. Amortization will be calculated using the straight-line method over the appropriate estimated useful life when the assets are put into service.

Note 9. Intangible assets, net

Gross carrying values and accumulated amortization of intangible assets:

	December 31, 2023				December 31, 2022
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer relationships	6 years	$1,350,000	$(1,006,389)	$343,611	$1,350,000	$(781,385)	$568,615
Trade name	6 years	2,550,000	(1,555,925)	994,075	2,550,000	(642,222)	1,907,778
Technology	6 years	3,050,000	(2,257,205)	792,795	3,050,000	(1,437,778)	1,612,222
Software agreements	6 years	14,450,000	(8,791,944)	5,658,056	14,450,000	(5,968,611)	8,481,389
Gaming license	6 years	4,020,000	(1,675,000)	2,345,000	4,020,000	(1,005,000)	3,015,000
Internally developed software	2 - 10 years	2,904,473	(737,053)	2,167,420	2,192,050	(350,232)	2,554,241
Domain name	15 years	6,935,000	(1,554,083)	5,380,917	6,935,000	(1,091,750)	5,843,250
		$35,259,473	$(17,577,599)	$17,681,874	$34,547,050	$(11,276,978)	$23,982,495

Amortization expense with respect to intangible assets for the year ended December 31, 2023 and 2022 totaled $5,550,882 and $5,440,908, respectively, which is included in depreciation and amortization in the Statements of Operations. The Company determined that there was an impairment of long-lived assets of $412,450 during the year ended December 31, 2022, which relates to a project no longer being pursued by the Company. In connection with the annual review of goodwill and intangibles, the Company determined that it was necessary to write down goodwill by $5,650,000 for TinBu and $1,060,200 for Global Gaming. The total impairment charges related to goodwill were $6,710,200 for the year ended December 31, 2023. It was also determined that there was impairment of certain intangible assets related to Global Gaming. As a result, the Company recorded impairment charges of $488,300 to trade names and trademarks and $311,500 to technology acquired from Global Gaming. The total impairment charges to intangible assets for the year ended December 31, 2023 were $798,800.

Estimated amortization expense for years of useful life remaining is as follows: double check future amortization.

Years ending December 31,	Amount
2024	$4,829,655
2025	4,509,655
2026	2,642,155
2027	1,245,517
Thereafter	4,454,892
$17,681,874

The Company had software development costs of $476,850 related to projects not placed in service as of both December 31, 2023 and December 31, 2022, which is included in intangible assets in the Company’s consolidated balance sheets. Amortization will be calculated using the straight-line method over the appropriate estimated useful life when the assets are put into service.